Reportable Segments	3 Months Ended
Mar. 31, 2011
Reportable Segments
Reportable Segments

(17) Reportable Segments

In millions	Three Months Ended March 31, 2011	Three Months Ended March 31, 2010
Net sales:
Semiconductor Materials	$251.5	$219.3
Solar Materials	326.3	157.7
Solar Energy	158.1	60.7

Consolidated net sales	$735.9	$437.7

Operating income (loss):
Semiconductor Materials	$8.4	$(7.9)
Solar Materials	39.4	12.2
Solar Energy	(6.6)	6.8
Corporate and other	(41.4)	(26.4)

Consolidated operating loss	$(0.2)	$(15.3)

Interest expense (income):
Semiconductor Materials	$(0.2)	$0.2
Solar Materials	(0.7)	0.1
Solar Energy	5.1	11.0
Corporate and other	4.8	0.8

Consolidated net interest expense	$9.0	$12.1

Depreciation and amortization:
Semiconductor Materials	$30.6	$26.2
Solar Materials	12.4	6.9
Solar Energy	6.0	4.4

Consolidated depreciation and amortization	$49.0	$37.5

Capital expenditures:
Semiconductor Materials	$50.7	$18.8
Solar Materials	154.3	27.4
Solar Energy(1)	53.0	44.9

Consolidated capital expenditures	$258.0	$91.1

(1)	Consists primarily of construction of solar energy systems of $52.6 million and $44.9 million in the three months ended March 31, 2011 and March 31, 2010, respectively.

The Solar Energy and Solar Materials segments include $293.4 million and $56.4 million of goodwill, respectively, and we have recorded no impairment on such goodwill.

Due to the earthquake in Japan on March 11, 2011, our semiconductor wafer production in Japan was suspended from that time through April 12, 2011. Because of the unplanned downtime, we recorded $8.6 million as period charges to cost of goods sold for unabsorbed unfavorable variances, inventory adjustments and asset impairment charges. We had no similar adjustments during the first three months of 2010.

Approximately $13.1 million and $3.6 million of expense was recorded in the Corporate and Solar Materials segments, respectively, related to legal cases during the quarter ended March 31, 2011. The legal expense recorded to Corporate related to activities and business decisions of the corporate operations. The remaining portion of expenses recorded to Corporate included substantially all of our stock compensation expense, general corporate marketing and administration costs, research and development administration costs, legal and tax professional services and related costs, and other personnel costs not reflected in the segments.